Fair Value Hierarchy - Summary of Changes in Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Extinguishment of debt	$ (25,081)	$ (51,079)
Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value	76,423	29,820
Change in fair value	(59,662)	(15,770)
Issuance of warrants	15,315	57,133
Gain on termination of warrant		(139)
Extinguishment of debt	25,081
Modification of warrants		5,379
Conversion to common stock	(65,664)
Interest Recorded on Warrants Issued	12,345
Fair value	$ 3,838	$ 76,423